Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
BNY Mellon International Core Equity Fund - Class Y [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 1,584,900	$ 1,332,569.57	$ 1,025,944.11	$ 1,394,851.6	$ 1,139,703.29	$ 1,134,814.15	$ 1,193,757.45	$ 1,162,225.28	$ 962,024.52	$ 922,066.55	$ 1,000,000
BNY Mellon International Core Equity Fund - Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 15,855	13,331	10,265	13,957	11,403	11,354	11,943	11,628	9,626	9,223	10,000
BNY Mellon International Core Equity Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 14,290	12,139	9,438	12,964	10,705	10,769	11,450	11,266	9,426	9,127	10,000
BNY Mellon International Core Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 14,546	12,263	9,467	12,900	10,573	10,551	11,133	10,868	9,021	8,669	9,424
MSCI EAFE® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Account Value	$ 17,419	$ 13,961	$ 11,111	$ 14,840	$ 11,803	$ 11,746	$ 11,905	$ 11,588	$ 9,730	$ 9,134	$ 10,000